Other Gains And Charges (Narrative) (Detail) (USD $)	3 Months Ended						12 Months Ended				1 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 27, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Property, Plant and Equipment [Line Items]
Stated interest rate										5.75%
Gains (Losses) on Extinguishment of Debt							$ (15,768,000)	$ 0	$ 0	$ 15,800,000
Gain Loss On Sale Of Assets							11,228,000	3,306,000	2,100,000
Proceeds from sale											8,300,000
Gain Loss On Sale Of Land	400,000		2,300,000	2,000,000		1,300,000	2,900,000
Restaurant impairment charges	4,600,000		700,000	2,000,000	1,100,000		5,276,000	3,139,000	1,937,000
Restaurant closure charges							3,637,000	4,655,000	4,515,000
Impairment of liquor licenses							170,000	2,641,000	0
Long-lived asset impairments							400,000
Severance and other benefits	$ 1,000,000	$ 1,300,000					$ 2,235,000	$ 0	$ 5,034,000